ALLSTATE LIFE INSURANCE COMPANY
                           Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062
                         Direct Dial Number 847 402-3058
                             Facsimile 847 402-3781
                            E-Mail jbuca@allstate.com


JOHN BUCHANAN
ASSOCIATE COUNSEL

May 4, 2004

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Glenbrook Life Variable Life Separate Account A ("Registrant") Glenbrook Life and Annuity Company ("Glenbrook")
              Initial Form N-6 Registration Statement ("Registration Statement") CIK No. 0001005915
              AIM Lifetime PlusSM Variable Life Insurance

Commissioners:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Registrant certifies that:

     a. The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Amendment ("Amendment") to the above referenced Registration Statement on Form N-6; and

     b. The text of the Amendment was filed with the Commission electronically on April 20, 2004.

                                                     Sincerely,


                                                     /s/  JOHN E. BUCHANAN
                                                     John E. Buchanan
                                                     Assistant Counsel
Enclosure